787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 3, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.

BlackRock International Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

Post-Effective Amendment No. 89 under the Securities Act of 1933 and Amendment No. 90 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 90 to the Registration Statement (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add two new series to the Registrant, the BlackRock International Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund.

It is proposed that the Amendment will become effective on the seventy-fifth day after the filing pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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